Asset Retirement Obligations - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Loss Contingencies [Line Items]
Asset retirement obligations, current	$ 13,032	$ 12,500	$ 13,032
Asset retirement obligations, noncurrent	72,138	71,666	$ 72,673
Adjustment to liability reflected in income	$ 200	$ 300
Adjustment to liability reflected in income (in dollars per share)	$ 0.01	$ 0.01
Surety Bond
Loss Contingencies [Line Items]
Loss contingency	$ 50,600
Letter of Credit
Loss Contingencies [Line Items]
Loss contingency	$ 7,700